FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FAIR VALUE MEASUREMENT
Impairment loss on intangible assets	$ 0	$ 1,720	$ 79
Impairment loss on intangible assets and goodwill	4,559	8,454	337
Impairment loss on property, plant, and equipment and operating lease right-of-use assets	0	428	0
Impairment loss on long-term equity method investment	0	1,819	0
Impairment losses on its available-for-sale debt securities	$ 0	$ 613	$ 0